Share-based payments - Summary of share-based compensation costs (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation costs [Line Items]
Employees of the controlling company		₩ 3,159	₩ 4,285	₩ (276)
Employees of the subsidiaries		25,092	32,898	(3,932)
Total		28,251	37,183	(4,208)
6th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company				(1)
Employees of the subsidiaries				(4)
Total				(5)
7th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company	[1]	0	(1)	(18)
Employees of the subsidiaries	[1]	0	(1)	(26)
Total	[1]	0	(2)	(44)
Performance shares
Share-based compensation costs [Line Items]
Employees of the controlling company		3,159	4,286	(257)
Employees of the subsidiaries		25,092	32,899	(3,902)
Total		₩ 28,251	₩ 37,185	₩ (4,159)

[1]	As of December 31, 2021, all stock options have expired.